UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21911

              OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
               (Exact name of registrant as specified in charter)

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                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007


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ITEM 1.  SCHEDULE OF INVESTMENTS

As of June 30, 2007, the Old Mutual Absolute Return Institutional Fund, L.L.C. (the "Fund") had not yet commenced operations and therefore had not yet invested in Old Mutual Absolute Return Master Fund, L.L.C.

As of June 30, 2007, the Fund had net assets of $100,000. The net assets are comprised of cash in the amount of $4,757 and other assets and liabilities in the amount of $95,243.

ITEM 2.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Old Mutual Absolute Return
                                     Institutional Fund, L.L.C.


By (Signature and Title)*            /s/ William J. Landes
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                                     William J. Landes, President & CEO

Date August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ William J. Landes
                                     ----------------------------------
                                     William J. Landes, President & CEO

Date August 28, 2007


By (Signature and Title)*            /s/ Ross Weissman
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                                     Ross Weissman, Treasurer and CFO

Date August 28, 2007

* Print the name and title of each signing officer under his or her signature.